Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital
Summary of share capital

	2025	2024
	$m	$m
Issued and fully paid
At 31 December 2025 – 2,526,039,885 shares (2024: 2,524,539,885)	41	41